Capital Stock	3 Months Ended
Mar. 31, 2016
Equity [Abstract]
Capital Stock
CAPITAL STOCK
Net Loss per Common Share
A reconciliation of the components of basic and diluted net loss per common share for the quarters ended March 31, 2016 and 2015 is presented in the table below.

	For the Quarter Ended March 31,
	2016			2015
	Loss	Shares	Per Share	Loss	Shares	Per Share
	(In millions, except per share amounts)
Basic:
Loss from continuing operations	$(372)	378	$(0.98)	$(1,096)	377	$(2.91)
Loss from discontinued operations	—	378	—	(238)	377	(0.63)
Loss attributable to common stock	$(372)	378	$(0.98)	$(1,334)	377	$(3.54)
Effect of Dilutive Securities:
Stock options and other	$—	—	$—	$—	—	$—
Diluted:
Loss from continuing operations	$(372)	378	$(0.98)	$(1,096)	377	$(2.91)
Loss from discontinued operations	—	378	—	(238)	377	(0.63)
Loss attributable to common stock	$(372)	378	$(0.98)	$(1,334)	377	$(3.54)

The diluted earnings per share calculation excludes options and restricted stock units that were anti-dilutive totaling 7.1 million and 9.1 million for the quarters ended March 31, 2016 and 2015, respectively.
Common Stock Dividends
For the quarters ended March 31, 2016, and 2015, Apache paid $95 million and $94 million, respectively, in dividends on its common stock.
Stock Repurchase Program
Apache’s Board of Directors has authorized the purchase of up to 40 million shares of the Company’s common stock. Shares may be purchased either in the open market or through privately negotiated transactions. The Company initiated the buyback program on June 10, 2013, and through December 31, 2015, had repurchased a total of 32.2 million shares at an average price of $88.96 per share. The Company is not obligated to acquire any specific number of shares and has not purchased any shares during 2016.